Average Annual Total Returns		12 Months Ended	53 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	16.20%
FT Vest U.S. Equity Deep Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	7.67%
Performance Inception Date	Jul. 17, 2020
FT Vest U.S. Equity Deep Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	7.67%
FT Vest U.S. Equity Deep Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	6.01%